UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-05871

                       Centennial California Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  June 30
                                      -------

            Date of reporting period: July 1, 2003 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2004
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL                   VALUE
                                                                                              AMOUNT              SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.9%
--------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--99.5%
 ABAG FAU for Nonprofit Corporations MH RB, Geneva Pointe Apts., 1.11% 1                 $  1,000,000         $      1,000,000
--------------------------------------------------------------------------------------------------------------------------------
 ABAG FAU for Nonprofit Corporations RB, Valley Christian Schools,
 Series 2003, 1.06% 1                                                                       7,000,000                7,000,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-2, 1.07% 1                      3,300,000                3,300,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-4, 1.06% 1                      1,000,000                1,000,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-9, 1.08% 1                      4,050,000                4,050,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-15, 1.06% 1                     5,800,000                5,800,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RRB, Central Valley
 Project, MERLOTS Series 2003 B32, 1.09% 1,2                                                1,995,000                1,995,000
--------------------------------------------------------------------------------------------------------------------------------
 CA HFFAU RB, Kaiser Permanente, Series A, MSTFC Series 1998 26, 1.08% 1,2                  5,000,000                5,000,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RB, Salvation Army Western Territory,
 Series 2001, 1.02%, 11/17/04 3                                                             4,400,000                4,400,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RRB, Independent System Operator
 Corp. Project-C, 1.04% 1                                                                   1,900,000                1,900,000
--------------------------------------------------------------------------------------------------------------------------------
 CA MSR PPA RRB, San Juan Project, Sub. Lien, Series E, 1.07% 1                               700,000                  700,000
--------------------------------------------------------------------------------------------------------------------------------
 CA PCFAU SWD RB, Burrtec Waste Industries, Series A, 1.14% 1                               2,500,000                2,500,000
--------------------------------------------------------------------------------------------------------------------------------
 CA PCFAU SWD RB, Cedar Avenue Recycling Project-A, 1.14% 1                                 3,000,000                3,000,000
--------------------------------------------------------------------------------------------------------------------------------
 CA SCDAU RB, IDV-Fibrebond, Inc., 1.25% 1                                                    520,000                  520,000
--------------------------------------------------------------------------------------------------------------------------------
 Fremont, CA MH RB, Treetops Apts., Series A, 1.11% 1                                       1,000,000                1,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Irwindale, CA Community RA TXAL Bonds, City IDV Project 2002,
 1.25%, 7/15/04                                                                               455,000                  455,028
--------------------------------------------------------------------------------------------------------------------------------
 Long Beach, CA USD COP, Capital Improvement Refinancing Project,
 Series 2001, 1.08% 1                                                                       2,400,000                2,400,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MH Mtg. RB, Valencia Housing Project, Series C, 1.02% 1              1,500,000                1,500,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Airport RB, SGMSTR Series 1996 SG61, 1.11% 1,2                             3,000,000                3,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Community RA RB, Baldwin Hills Public Parking
 Facilities Project, Series 1984, 1.04% 1                                                   2,100,000                2,100,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Community RA RB, Skyline at Southpark Apts.,
 Series 1985, 1.07% 1                                                                       3,600,000                3,600,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA USD COP, Belmont Learning Complex,1997 Series A, 1.02% 1                   5,300,000                5,300,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA USD GOB, AAMC Series 1999-7, 1.10% 1,2                                     6,000,000                6,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Wastewater System GOB, AAMC Series 1998-25, 1.08% 1,2                      2,000,000                2,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Oakland, CA Joint Powers FAU Lease RB, Series 1998, 1.05% 1                                3,000,000                3,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Oakland/Alameda Cntys., CA Coliseum Authority RB, Coliseum Project,
 Series C-2, 1.03% 1                                                                        5,000,000                5,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Oceanside, CA MH RRB, Lakeridge Apts. Project, 1.04% 1                                     3,300,000                3,300,000
--------------------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Apt. Development RB, Niguel Summit 2, Series B, 1.02% 1                   4,861,000                4,861,000
--------------------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA HAU MH RB, Lantern Pines Project-CC, 1.05% 1                                700,000                  700,000
--------------------------------------------------------------------------------------------------------------------------------
 Sacramento Cnty., CA MH HAU RB, Shadowood Apts. Project-Issue A, 1.12% 1                   6,000,000                6,000,000


          5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL                   VALUE
                                                                                              AMOUNT              SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 San Bernardino Cnty., CA MH HAU RRB, Montclair Heritage-A, 1.09% 1                     $   4,620,000         $      4,620,000
--------------------------------------------------------------------------------------------------------------------------------
 San Bernardino Cnty., CA MH HAU RRB, Somerset Apts.-A, 1.07% 1                             1,395,000                1,395,000
--------------------------------------------------------------------------------------------------------------------------------
 San Diego Cnty., CA Regional AA Sub. Airport RN, Lindbergh Field,
 Series B, 1.07%, 8/2/04 3                                                                  5,000,000                5,000,000
--------------------------------------------------------------------------------------------------------------------------------
 San Diego, CA Water Utility Fund Net System GOB, AAMC Series
 1998-10, 1.08% 1,2                                                                         6,000,000                6,000,000
--------------------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS
 Series B20, 1.09% 1,2                                                                      6,995,000                6,995,000
--------------------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. RA MH RB, Mission Creek Senior
 Facility, 1.11% 1                                                                          2,000,000                2,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East, 1.08% 1                             2,605,000                2,605,000
--------------------------------------------------------------------------------------------------------------------------------
 University of California Regents RB, 1.10%, 9/9/04                                         5,000,000                5,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Vallejo, CA COP, Golf Course Facilities Financing Project, Series 2001, 1.12% 1           10,200,000               10,200,000
--------------------------------------------------------------------------------------------------------------------------------
 William S. Hart USD COP, School Facility Bridge Funding Project,
 Series 2001, 1.06% 1                                                                       3,000,000                3,000,000
                                                                                                              ------------------
                                                                                                                   139,196,028

--------------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--0.4%
 PR CMWLTH Public Improvement GOB, 7.50%, 7/1/04                                              500,000                  500,000

--------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $139,696,028)                                                 99.9%             139,696,028
--------------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                                  0.1                  195,813
                                                                                        ----------------------------------------
 NET ASSETS                                                                                     100.0%        $    139,891,841
                                                                                        ========================================

          6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AA       Airport Authority
AAMC     ABN AMRO Munitops Certificates
CFD      Community Facilities District
CMWLTH   Commonwealth
COP      Certificates of Participation
ED       Economic Development
FAU      Finance Authority
GOB      General Obligation Bonds
HAU      Housing Authority
HFFAU    Health Facilities Finance Authority
IDV      Industrial Development
MERLOTS  Municipal Exempt Receipts Liquidity Option Tender
MH       Multifamily Housing
MSR      Modesta Irrigation District of the City of Santa Clara and the
         City of Redding
MSTFC    Morgan Stanley & Co., Inc. Trust Floater Certificates
PCFAU    Pollution Control Finance Authority
PPA      Public Power Agency
PUC      Public Utilities Commission
RA       Redevelopment Agency/Authority
RB       Revenue Bonds
RN       Revenue Nts.
RRB      Revenue Refunding Bonds
SCDAU    Statewide Communities Development Authority
SGMSTR   Societe Generale, NY Branch Municipal Security Trust Receipts
SPTX     Special Tax
SWD      Solid Waste Disposal
TXAL     Tax Allocation
USD      Unified School District


1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2004. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $30,990,000 or 22.15% of the Trust's net assets as of June 30, 2004.
3. Put obligation redeemable at full principal value on the date reported.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


          7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  June 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $139,696,028)--see accompanying statement of investments    $  139,696,028
--------------------------------------------------------------------------------------------------------
 Cash                                                                                           445,649
--------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                             274,205
 Interest                                                                                       221,842
 Other                                                                                            9,218
                                                                                         ---------------
 Total assets                                                                               140,646,942

--------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                         619,251
 Distribution and service plan fees                                                              72,743
 Shareholder communications                                                                      15,861
 Dividends                                                                                       15,721
 Transfer and shareholder servicing agent fees                                                    3,612
 Trustees' compensation                                                                           3,292
 Other                                                                                           24,621
                                                                                         ---------------
 Total liabilities                                                                              755,101

--------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                              $  139,891,841
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                         $  139,904,885
--------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                   (13,044)
                                                                                         ---------------
 NET ASSETS--applicable to 139,886,162 shares of beneficial interest outstanding         $  139,891,841
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                         $1.00


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


          8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended June 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                $1,467,680

--------------------------------------------------------------------
 EXPENSES

 Management fees                                            748,982
--------------------------------------------------------------------
 Service plan fees                                          298,254
--------------------------------------------------------------------
 Transfer and shareholder servicing agent fees               46,504
--------------------------------------------------------------------
 Shareholder communications                                  20,920
--------------------------------------------------------------------
 Trustees' compensation                                       6,305
--------------------------------------------------------------------
 Custodian fees and expenses                                  4,802
--------------------------------------------------------------------
 Other                                                       35,761
                                                         -----------
 Total expenses                                           1,161,528
 Less reduction to custodian expenses                        (1,879)
 Less payments and waivers of expenses                       (1,675)
                                                         -----------
 Net expenses                                             1,157,974

--------------------------------------------------------------------
 NET INVESTMENT INCOME                                      309,706

--------------------------------------------------------------------
 NET REALIZED LOSS ON INVESTMENTS                           (13,044)

--------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $  296,662
                                                         ===========

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


          9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED JUNE 30,                                                                           2004                   2003
--------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                                     $    309,706            $   805,721
--------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                       (13,044)                 2,327
                                                                                           -------------------------------------
 Net increase in net assets resulting from operations                                           296,662                808,048

--------------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income                                                          (309,706)              (805,721)

--------------------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net decrease in net assets resulting from beneficial interest transactions                 (12,950,996)            (1,799,511)

--------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total decrease                                                                             (12,964,040)            (1,797,184)
--------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                        152,855,881            154,653,065
                                                                                           -------------------------------------
 End of period                                                                             $139,891,841           $152,855,881
                                                                                           =====================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


          10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


  YEAR ENDED JUNE 30                                        2004           2003          2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                     $ 1.00         $ 1.00        $ 1.00        $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                      -- 1          .01           .01           .03          .03
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         -- 1         (.01)         (.01)         (.03)        (.03)
 Distributions from net realized gain                         --             --            -- 1          --           --
                                                          ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              -- 1         (.01)         (.01)         (.03)        (.03)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $ 1.00         $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                          ================================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                             0.21%          0.52%         0.89%         2.74%        2.63%

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)               $139,892       $152,856      $154,653      $157,316     $162,261
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $149,559       $156,348      $164,278      $166,654     $160,351
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      0.21%          0.52%         0.89%         2.72%        2.57%
 Total expenses                                             0.78%          0.76%         0.77%         0.84%        0.83%
 Expenses after payments and waivers
 and reduction to custodian expenses                         N/A 4,5        N/A 4,5       N/A 4,5      0.81%        0.81%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary reimbursement of expenses less than 0.01%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


          11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individ- ual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

                 UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAIN CARRYFORWARD 1
                 --------------------------------------------------------
                 $34,105                          $--             $13,044

 1. As of June 30, 2004, the Trust had $13,044 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2004, details of the capital loss carryforward were as follows:

                              EXPIRING
                              ----------------------
                              2012           $13,044

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.


          12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

 The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 were as follows:

                                             YEAR ENDED      YEAR ENDED
                                          JUNE 30, 2004   JUNE 30, 2003
                 ------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends     $309,706        $805,721

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

          13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED JUNE 30, 2004       YEAR ENDED JUNE 30, 2003
                                       SHARES         AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------
 Sold                             416,638,639  $ 416,638,639    450,261,068    $ 450,261,068
 Dividends and/or
 distributions reinvested             300,412        300,412        803,029          803,029
 Redeemed                        (429,890,047)  (429,890,047)  (452,863,608)    (452,863,608)
                                 -------------------------------------------------------------
 Net decrease                     (12,950,996) $ (12,950,996)    (1,799,511)   $  (1,799,511)
                                 =============================================================

--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the net assets, 0.475% of the next $250 million of net assets, 0.45% of the next $250 million of net assets, 0.425% of the next $250 million of net assets and 0.40% of net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2004, the Trust paid $46,917 to SSI for services to the Trust.
--------------------------------------------------------------------------------
 SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily undertaken to assume any expenses of the Trust in any fiscal year that they exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the year ended June 30, 2004, the Manager waived $1,675 of its management fees. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

          14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

          15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL CALIFORNIA TAX EXEMPT
 TRUST:
 We have audited the accompanying statement of assets and liabilities of Centennial California Tax Exempt Trust, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial California Tax Exempt Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

 DELOITTE & TOUCHE LLP

 Denver, Colorado
 August 13, 2004

          16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2004. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.
    None of the dividends paid by the Trust during the year ended June 30, 2004 are qualified dividend income or eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

          17 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
TRUST, LENGTH OF SERVICE, AGE                   BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                                        CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                           Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board                           Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
(since 2003) and Trustee                        The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
(since 2000)                                    (since 1997); Chairman of the following private companies: Great Frontier
Age: 67                                         Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                                Broadway Ventures (since 1984); a director of the following public companies:
                                                Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                                and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a
                                                Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                                Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                                                International Family Entertainment (television channel) (1992-1997), Frontier
                                                Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                                Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                                                1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.


ROBERT G. AVIS,                                 Formerly, Director and President of A.G. Edwards Capital, Inc. (General
Trustee (since 1990)                            Partner of private equity funds) (until February 2001); Chairman,
Age: 73                                         President and Chief Executive Officer of A.G. Edwards Capital, Inc. (until
                                                March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                                                Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary)
                                                (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E.
                                                Asset Management (investment advisor) (until March 1999); and a Director
                                                (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company.
                                                Oversees 38 portfolios in the OppenheimerFunds complex.



GEORGE C. BOWEN,                                Formerly Assistant Secretary and a director (December 1991-April 1999) of
Trustee (since 1998)                            Centennial Asset Management Corporation; President, Treasurer and a
Age: 67                                         director (June 1989-April 1999) of Centennial Capital Corporation; Chief
                                                Executive Officer and a director of MultiSource Services, Inc. (March
                                                1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.


EDWARD L. CAMERON,                              A member of The Life Guard of Mount Vernon, George Washington's home
Trustee (since 2000)                            (since June 2000). Formerly Director (March 2001-May 2002) of Genetic ID,
Age: 65                                         Inc. and its subsidiaries (a privately held biotech company); a partner
                                                (July 1974-June 1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July 1994-June 1998) of Price Waterhouse LLP Global
                                                Investment Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.


JON S. FOSSEL,                                  Director (since February 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 1990)                            not-for-profit foundation); a director (since 1997) of Putnam Lovell
Age: 62                                         Finance (finance company); a director (since June 2002) of UNUMProvident
                                                (an insurance company). Formerly a director (October 1999-October 2003) of
                                                P.R. Pharmaceuticals (a privately held company); Chairman and a director
                                                (until October 1996) and President and Chief Executive Officer (until
                                                October 1995) of the Manager; President, Chief Executive Officer and a
                                                director (until October 1995) of Oppenheimer Acquisition Corp.,
                                                Shareholders Services Inc. and Shareholder Financial Services, Inc.
                                                Oversees 38 portfolios in the OppenheimerFunds complex.


          18 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

SAM FREEDMAN,                                   Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)                            Formerly (until October 1994) Mr. Freedman held several positions in
Age: 63                                         subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.


BEVERLY L. HAMILTON,                            Trustee of Monterey International Studies (an educational organization)
Trustee (since 2002)                            (since February 2000); a director of The California Endowment (a
Age: 57                                         philanthropic organization) (since April 2002) and of Community Hospital of Monterey Peninsula (educational organization) (since February 2002); a director of America Funds Emerging Markets Growth Fund (since October
                                                1991) (an investment company); an advisor to Credit Suisse First Boston's
                                                Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University
                                                of Michigan. Formerly, Trustee of MassMutual Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment
                                                Fund (April 1989-May 2004) and MML Services (April 1987-May 2004)
                                                (investment companies); member of the investment committee (2000-2003) of
                                                Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment
                                                Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.



ROBERT J. MALONE,                               Chairman, Chief Executive Officer and director of Steele Street State Bank
Trustee (since 2002)                            (a commercial banking entity) (since August 2003), Colorado UpLIFT (a
Age: 59                                         non-profit organization) (since 1986); a trustee (since 2000) of the
                                                Gallagher Family Foundation (non-profit organization). Formerly a director of Jones Knowledge, Inc. (a privately held company) (2001-July 2004), and
                                                U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004),
                                                Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly
                                                Colorado National Bank,) (July 1996-April 1999) and a director of
                                                Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 37 portfolios in the OppenheimerFunds complex.



F. WILLIAM MARSHALL, JR.,                       Trustee of MassMutual Institutional Funds (since 1996) and MML Series
Trustee (since 2000)                            Investment Fund (since 1987) (both open-end investment companies) and the
Age: 62                                         Springfield Library and Museum Association (since 1995) (museums) and the
                                                Community Music School of Springfield (music school) (since 1996); Trustee
                                                (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute
                                                (private university); and President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western
                                                Massachusetts (1998 - 2003); Chairman (January 1999-July 1999) of SIS &
                                                Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and Executive
                                                Vice President (January 1999-July 1999) of Peoples Heritage Financial
                                                Group, Inc. (commercial bank). Oversees 38 portfolios in the
                                                OppenheimerFunds complex.


---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                              THE ADDRESS OF MR. GRABISH IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
                                                CO 80112-3924. MR. GRABISH SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION,
                                                RETIREMENT, DEATH OR REMOVAL.


RICHARD GRABISH,                                Senior Vice President, Assistant Director of Sales and Marketing (since
Trustee (since 2001)                            March 1997), and Manager of Private Client Services (since June 1985) for
Age: 55                                         A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer (since March 2001) of A.G. Edwards Trust
                                                Company; Director (since March 1988) of A.G. Edwards & Sons, Inc. Formerly
                                                (until March 1987) President and Vice Chairman of A.G. Edwards Trust
                                                Company. Oversees 6 portfolios in the OppenheimerFunds complex.

          19 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                              THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL
AND OFFICER                                     CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                                AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                                 Chairman, Chief Executive Officer and director (since June 2001) and
President (since 2001) and                      President (since September 2000) of the Manager; President and a director
Trustee (since 2003)                            or trustee of other Oppenheimer funds; President and a director (since
Age: 55                                         July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of
                                                OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                                Shareholder Financial Services, Inc. (transfer agent subsidiaries of the
                                                Manager); President and a director (since July 2001) of OppenheimerFunds
                                                Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager:
                                                OFI Institutional Asset Management, Inc., Centennial Asset Management
                                                Corporation, Trinity Investment Management Corporation and Tremont Capital
                                                Management, Inc. (since November 2001), HarbourView Asset Management
                                                Corporation and OFI Private Investments, Inc. (since July 2001); President
                                                (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                                                Real Asset Management, Inc.; Executive Vice President (since February
                                                1997) of Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC);
                                                a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief
                                                Operating Officer (September 2000-June 2001) of the Manager; President and
                                                trustee (November 1999-November 2001) of MML Series Investment Fund and
                                                MassMutual Institutional Funds (open-end investment companies); a director
                                                (September 1999-August 2000) of C.M. Life Insurance Company; President,
                                                Chief Executive Officer and director (September 1999-August 2000) of MML
                                                Bay State Life Insurance Company; a director (June 1989-June 1998) of
                                                Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as Trustee/ Director and
                                                10 portfolios as Officer in the OppenheimerFunds complex.


---------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                        THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR.
                                                ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
                                                YORK, NY 10281-1008, FOR MR. BONNELL, MR. WIXTED, AND MR. VANDEHEY, 6803
                                                S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN
                                                ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.



JOHN BONNELL,                                   Vice President (since May 2004) of OppenheimerFunds, Inc.; an officer of 2
Vice President (since 2004)                     other portfolios in the OppenheimerFunds complex; formerly a portfolio
Age: 39                                         manager at Strong Financial Corp. (1999-2004).



BRIAN W. WIXTED,                                Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)                          Treasurer of HarbourView Asset Management Corporation, Shareholder
Age: 44                                         Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real
                                                Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
                                                (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May
                                                2000), of OFI Institutional Asset Management, Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado non-profit corporation)
                                                (since June 2003); Treasurer and Chief Financial Officer (since May 2000)
                                                of OFI Trust Company (a trust


          20 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BRIAN W. WIXTED,                                company subsidiary of the Manager); Assistant Treasurer (since March 1999)
Continued                                       of Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of
                                                Centennial Asset Management Corporation (March 1999-October 2003) and
                                                OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                                                Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                                                Company-Mutual Fund Services Division. An officer of 83 portfolios in the
                                                OppenheimerFunds complex.




ROBERT G. ZACK,                                 Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary                    February 2002) of the Manager; General Counsel and a director (since
(since 2001)                                    November 2001) of the Distributor; General Counsel (since November 2001)
Age: 56                                         of Centennial Asset Management Corporation; Senior Vice President and
                                                General Counsel (since November 2001) of HarbourView Asset Management
                                                Corporation; Secretary and General Counsel (since November 2001) of
                                                Oppenheimer Acquisition Corp.; Assistant Secretary and a director (since
                                                October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                                plc; Vice President and a director (since November 2001) of Oppenheimer
                                                Partnership Holdings, Inc.; a director (since November 2001) of
                                                Oppenheimer Real Asset Management, Inc.; Senior Vice President, General
                                                Counsel and a director (since November 2001) of Shareholder Financial
                                                Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc.
                                                and OFI Trust Company; Vice President (since November 2001) of
                                                OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                                                (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                                director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly
                                                Senior Vice President (May 1985-December 2003), Acting General Counsel
                                                (November 2001-February 2002) and Associate General Counsel (May
                                                1981-October 2001) of the Manager; Assistant Secretary of Shareholder
                                                Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                                                Inc. (November 1989-November 2001); and OppenheimerFunds International
                                                Ltd. (October 1997-November 2001). An officer of 83 portfolios in the
                                                OppenheimerFunds complex.



MARK S. VANDEHEY,                               Senior Vice President and Chief Compliance Officer (since March 2004) of
Vice President (since 2004)                     the Manager; Vice President (since June 1983) of OppenheimerFunds
Age: 53                                         Distributor, Inc., Centennial Asset Management Corporation and
                                                Shareholder Services, Inc. Formerly (until February 2004)
                                                Vice President and Director of Internal Audit of OppenheimerFunds, Inc. An
                                                officer of 83 portfolios in the OppenheimerFunds complex.





THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

          21 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $10,000 in fiscal 2004 and $9,500 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $45,744 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $7,370 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $56,614 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)